Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 328.7	$ 326.4
Ceded unearned premium	2.3	2.5
Ceded claims and benefits payable	92.7	89.0
Ceded paid losses	(0.1)	0.3
Total	$ 423.6	$ 418.2